Accumulated other comprehensive income (loss) - Schedule of Accumulated Other Comprehensive Income (loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	$ 3,320,100	$ 1,851,316
OCI (loss) before reclassifications	(22,875)	(13,176)
Amounts reclassified	(4,343)	(6,667)
Other comprehensive loss, net of tax	(28,699)	(19,816)
Ending Balance	3,697,522	3,320,100
Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(47,701)	(25,921)
OCI (loss) before reclassifications	(26,488)	(21,780)
Amounts reclassified	0	0
Other comprehensive loss, net of tax	(26,488)	(21,780)
Ending Balance	(74,189)	(47,701)
Unrealized gain on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	55,366	53,740
OCI (loss) before reclassifications	1,567	8,004
Amounts reclassified	(4,257)	(6,378)
Other comprehensive loss, net of tax	(2,690)	1,626
Ending Balance	64,333	55,366
Net change on available-for-sale investments
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	0	65
OCI (loss) before reclassifications	0	0
Amounts reclassified	0	(65)
Other comprehensive loss, net of tax	0	(65)
Ending Balance	0	0
Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(10,457)	(10,833)
OCI (loss) before reclassifications	2,046	600
Amounts reclassified	(86)	(224)
Other comprehensive loss, net of tax	1,960	376
Ending Balance	(9,529)	(10,457)
Accumulated OCI
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(2,792)	17,051
Other comprehensive loss, net of tax	(27,218)	(19,843)
Ending Balance	$ (19,385)	$ (2,792)
Accounting Standards Update 2018-02
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Cumulative catch-up adjustment related to adoption of ASU 2018-02 on tax effects in AOCI (note 2(a))			$ 10,625
Accounting Standards Update 2018-02 | Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Cumulative catch-up adjustment related to adoption of ASU 2018-02 on tax effects in AOCI (note 2(a))			0
Accounting Standards Update 2018-02 | Unrealized gain on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Cumulative catch-up adjustment related to adoption of ASU 2018-02 on tax effects in AOCI (note 2(a))			11,657
Accounting Standards Update 2018-02 | Net change on available-for-sale investments
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Cumulative catch-up adjustment related to adoption of ASU 2018-02 on tax effects in AOCI (note 2(a))			0
Accounting Standards Update 2018-02 | Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Cumulative catch-up adjustment related to adoption of ASU 2018-02 on tax effects in AOCI (note 2(a))			(1,032)
Accounting Standards Update 2018-02 | Accumulated OCI
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Cumulative catch-up adjustment related to adoption of ASU 2018-02 on tax effects in AOCI (note 2(a))			$ 10,625